OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 23 -	OPERATING SEGMENTS

A.	General information:

Since inception date, the operation of the Group has been conducted through one operating segment, (i.e., sales of medical cannabis products and other products) to customers through certain geographical areas (i.e. Israel and Germany).

	Israel	Germany	Adjustments	Total
Year ended December 31, 2024

Revenue	$38,523	$15,508	$-	$54,031

Segment loss	$(9,314)	$942	$-	$(8,372)

Unallocated corporate expenses			$(1,862)	$(1,862)

Total operating loss				$(10,234)

Depreciation and amortization	$2,014	$170	$-	$2,184

	Israel	Germany	Adjustments	Total
Year ended December 31, 2023

Revenue	$43,316	$5,488	$-	$48,804

Segment loss	$(6,627)	$(1,615)	$-	$(8,242)

Unallocated corporate expenses			$(4,550)	$(4,550)

Total operating loss				$(12,792)

Depreciation and amortization	$2,823	$173	$-	$2,996

	Israel	Germany	Adjustments	Total
Year ended December 31, 2022

Revenue	$50,500	$3,835	$-	$54,335

Segment loss	$(23,606)	$(3,225)	$-	$(26,831)

Unallocated corporate expenses			$(3,960)	$(3,960)

Total operating loss				$(30,791)

Depreciation and amortization	$1,424	$701	$-	$2,125

B.
Major customers

During the year ended December 31, 2024, the Company had two customers which accounted for approximately 32% of the Group's total revenue. During the years ended December 31, 2023 and 2022, the Company had no customer that individually is exceeding 10% of the Group's total revenue.